Quarterly Report
August 31, 2020
MFS®  Charter Income Trust
MCR-Q3

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 120.7%
Aerospace – 2.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$993,000	$729,855
Bombardier, Inc., 7.875%, 4/15/2027 (n)		765,000	554,395
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		525,000	418,688
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		112,000	122,728
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		140,000	152,789
L3Harris Technologies, Inc., 3.85%, 6/15/2023		213,000	231,373
Lockheed Martin Corp., 2.8%, 6/15/2050		256,000	270,742
Moog, Inc., 4.25%, 12/15/2027 (n)		1,685,000	1,739,762
TransDigm, Inc., 6.5%, 7/15/2024		1,320,000	1,326,600
TransDigm, Inc., 6.25%, 3/15/2026 (n)		15,000	15,836
TransDigm, Inc., 6.375%, 6/15/2026		1,165,000	1,179,562
TransDigm, Inc., 5.5%, 11/15/2027		1,000,000	976,200
			$7,718,530
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$132,000	$128,956
Asset-Backed & Securitized – 3.0%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	100,000	$130,924
AA Bond Co. Ltd., 6.269%, 7/31/2025		100,000	143,153
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$1,120,000	1,100,644
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 7% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		138,413	136,249
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.632%, 4/15/2053 (i)		1,998,854	221,162
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.756% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		249,540	257,575
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		327,000	366,449
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.919%, 7/15/2053 (i)		3,396,253	417,901
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,449	146,154
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	427,375
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		100,000	101,286
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		100,000	101,582
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		453,066	505,946
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,201,269	55,091
Drive Auto Receivables Trust, 2020-2, “C”, 2.28%, 8/17/2026		85,000	87,521
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.533% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		290,500	284,690
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052		2,000,000	2,220,063
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.972% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		940,000	903,737
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		385,000	380,187
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		1,166,801	1,155,302
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.305% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		288,000	282,240
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.011% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		428,000	430,140
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,217,392	1,364,114
Securitized Term Auto Receivable Trust, 2019-CRTA, ”B“, 2.453%, 3/25/2026 (n)		281,651	286,187
Securitized Term Auto Receivable Trust, 2019-CRTA, ”C“, 2.849%, 3/25/2026 (n)		361,729	368,676
			$11,874,348
Automotive – 2.4%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$615,000	$576,562
Adient U.S. LLC, 7%, 5/15/2026 (n)		80,000	85,938
Allison Transmission, Inc., 5%, 10/01/2024 (n)		1,681,000	1,693,658
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		170,000	177,650
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		365,000	399,675
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		320,000	326,153
Conti Gummi Finance B.V., 1.125%, 9/25/2024	EUR	78,000	94,684
Dana, Inc., 5.5%, 12/15/2024		$80,000	81,600
Dana, Inc., 5.375%, 11/15/2027		484,000	508,200
Dana, Inc., 5.625%, 6/15/2028		166,000	174,715

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	225,000	$276,720
Ferrari N.V., 1.5%, 5/27/2025		162,000	194,573
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$450,000	580,950
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,420,000	1,496,297
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		860,000	866,450
Lear Corp., 3.8%, 9/15/2027		162,000	173,117
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,060,000	1,125,495
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	165,000	201,235
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	100,000	135,197
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 12/31/2164	EUR	100,000	120,772
			$9,289,641
Broadcasting – 2.3%
Discovery, Inc., 4.125%, 5/15/2029		$78,000	$89,244
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		390,000	407,550
iHeartCommunications, Inc., 8.375%, 5/01/2027		490,000	496,125
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)		165,000	164,175
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	400,000	490,075
Netflix, Inc., 5.875%, 2/15/2025		$1,525,000	1,761,375
Netflix, Inc., 3.625%, 6/15/2025 (n)		805,000	849,275
Netflix, Inc., 5.875%, 11/15/2028		375,000	459,375
Netflix, Inc., 5.375%, 11/15/2029 (n)		190,000	228,475
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		950,000	1,002,250
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	180,793
Prosus N.V., 3.68%, 1/21/2030 (n)		$413,000	449,454
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	118,831
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)		$285,000	295,060
WMG Acquisition Corp., 2.75%, 7/15/2028 (n)	EUR	550,000	668,102
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$1,389,000	1,451,505
			$9,111,664
Brokerage & Asset Managers – 0.7%
Deutsche Boerse AG, 1.25% to 6/17/2027, FLR (EUR Swap Rate - 5yr. + 1.681%) to 6/16/2047	EUR	100,000	$119,782
Euroclear Bank S.A., 0.125%, 7/07/2025		100,000	120,008
Euroclear Investments S.A., 2.625%, 4/11/2048		100,000	129,369
Intercontinental Exchange, 1.85%, 9/15/2032		$108,000	109,666
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,785,000	1,856,400
Raymond James Financial, 4.65%, 4/01/2030		227,000	276,445
Vivion Investments, 3%, 8/08/2024	EUR	200,000	212,941
			$2,824,611
Building – 3.9%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$1,265,000	$1,325,087
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,200,000	1,234,944
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,092,000	1,082,576
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)		415,000	427,450
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		200,000	216,750
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		305,000	310,338
Core & Main LP, 6.125%, 8/15/2025 (n)		1,082,000	1,111,961
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		545,000	574,942
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	229,211
HD Supply, Inc., 5.375%, 10/15/2026 (n)		875,000	920,049
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	230,000	297,900
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$405,000	417,444
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		730,000	775,610
Mohawk Capital Finance S.A., 1.75%, 6/12/2027	EUR	100,000	111,352
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		$1,016,000	1,058,296
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		407,000	440,923

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		$655,000	$723,369
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		652,000	619,400
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)		455,000	484,575
Standard Industries, Inc., 6%, 10/15/2025 (n)		505,000	523,433
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	370,000	437,490
Standard Industries, Inc., 2.25%, 11/21/2026		255,000	301,513
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		$600,000	635,751
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		334,000	331,806
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)		315,000	329,988
Vulcan Materials Co., 3.5%, 6/01/2030		137,000	155,203
			$15,077,361
Business Services – 1.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$905,000	$927,625
CDK Global, Inc., 4.875%, 6/01/2027		960,000	1,012,800
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	350,000	407,398
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$146,000	161,261
Fiserv, Inc., 4.4%, 7/01/2049		95,000	119,445
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		425,000	440,937
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)		323,000	342,797
MSCI, Inc., 4.75%, 8/01/2026 (n)		845,000	878,800
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		331,000	366,942
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)		270,000	279,787
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		280,000	308,700
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	774,900
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)		200,000	207,494
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		865,000	938,525
			$7,167,411
Cable TV – 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		$270,000	$277,763
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,600,000	1,676,896
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		2,030,000	2,134,037
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,780,000	1,912,343
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		210,000	222,863
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		135,000	186,933
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	115,413
Comcast Corp., 3.75%, 4/01/2040		212,000	251,107
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		1,275,000	1,337,424
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,665,000	2,842,116
DISH DBS Corp., 5.875%, 11/15/2024		680,000	718,741
DISH DBS Corp., 7.75%, 7/01/2026		685,000	784,325
Eutelsat S.A., 2.25%, 7/13/2027	EUR	300,000	372,733
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$495,000	329,175
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		295,000	203,550
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		570,000	611,325
SES S.A., 1.625%, 3/22/2026	EUR	100,000	121,241
SES S.A., 2%, 7/02/2028		111,000	134,140
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,290,000	1,338,375
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		815,000	895,098
Telenet Finance Luxembourg S.A., 3.5%, 3/01/2028	EUR	400,000	497,490
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,000,000	1,063,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		725,000	744,720
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	133,349
Videotron Ltd., 5.375%, 6/15/2024 (n)		380,000	413,670
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,760,000	1,861,200
Ziggo Bond Finance B.V., 4.25%, 1/15/2027	EUR	360,000	446,667
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$915,000	969,900
			$22,595,594

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 1.3%
Axalta Coating Systems Ltd., 4.25%, 8/15/2024	EUR	415,000	$502,650
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)		$790,000	809,260
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		300,000	314,250
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	564,250
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		565,000	586,894
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		540,000	551,178
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		200,000	195,000
Sherwin-Williams Co., 3.8%, 8/15/2049		127,000	146,382
SPCM S.A., 4.875%, 9/15/2025 (n)		710,000	737,527
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		575,000	615,934
Symrise AG, 1.25%, 11/29/2025	EUR	140,000	171,079
			$5,194,404
Computer Software – 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$885,000	$915,727
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	100,000	119,105
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		$135,000	158,122
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		421,000	476,531
Microsoft Corp., 4.1%, 2/06/2037		274,000	352,994
Microsoft Corp., 2.525%, 6/01/2050		162,000	170,176
PTC, Inc., 3.625%, 2/15/2025 (n)		705,000	724,388
PTC, Inc., 4%, 2/15/2028 (n)		190,000	196,707
VeriSign, Inc., 5.25%, 4/01/2025		360,000	403,200
VeriSign, Inc., 4.75%, 7/15/2027		245,000	260,925
			$3,777,875
Computer Software - Systems – 1.6%
Apple, Inc., 4.5%, 2/23/2036		$409,000	$543,259
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)		219,000	223,632
Capgemini SE, 2%, 4/15/2029	EUR	100,000	132,504
Capgemini SE, 1.125%, 6/23/2030		100,000	122,772
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,955,000	2,244,926
Fair Isaac Corp., 4%, 6/15/2028 (n)		151,000	156,670
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		625,000	635,938
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		565,000	570,650
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,415,000	1,515,607
			$6,145,958
Conglomerates – 3.7%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$1,285,000	$1,365,313
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,600,000	1,676,000
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		500,000	521,250
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		745,000	804,600
Colfax Corp., 3.25%, 5/15/2025	EUR	320,000	386,224
EnerSys, 5%, 4/30/2023 (n)		$1,255,000	1,302,326
EnerSys, 4.375%, 12/15/2027 (n)		425,000	437,219
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,230,000	1,266,900
General Electric Co., 0.875%, 5/17/2025	EUR	100,000	117,805
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$415,000	435,750
Griffon Corp., 5.75%, 3/01/2028		778,000	825,653
MTS Systems Corp., 5.75%, 8/15/2027 (n)		740,000	749,531
Roper Technologies, Inc., 4.2%, 9/15/2028		152,000	182,039
Roper Technologies, Inc., 2%, 6/30/2030		252,000	258,148
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		775,000	835,063
TriMas Corp., 4.875%, 10/15/2025 (n)		2,365,000	2,403,431
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)		280,000	308,000
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)		279,000	311,220
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		140,000	160,988
			$14,347,460

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 1.2%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$255,000	$266,475
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		930,000	950,925
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		1,005,000	1,027,613
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)		110,000	123,200
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		210,000	228,050
Toll Brothers Finance Corp., 4.875%, 11/15/2025		585,000	652,503
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,435,000	1,553,387
			$4,802,153
Consumer Products – 1.0%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)		$435,000	$465,450
Coty, Inc., 6.5%, 4/15/2026 (n)		670,000	554,425
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		735,000	779,100
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031	EUR	100,000	118,650
Mattel, Inc., 6.75%, 12/31/2025 (n)		$720,000	764,100
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	330,630
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		360,000	377,597
Reckitt Benckiser Treasury Services PLC, 0.375%, 5/19/2026	EUR	112,000	135,727
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$272,000	301,000
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	100,000	137,175
			$3,963,854
Consumer Services – 1.9%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$216,000	$231,660
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		575,000	636,813
ANGI Group LLC, 3.875%, 8/15/2028 (n)		277,000	280,595
Booking Holdings, Inc., 4.5%, 4/13/2027		167,000	196,734
Experian Finance PLC, 4.25%, 2/01/2029 (n)		296,000	350,182
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		580,000	623,500
Garda World Security Corp., 4.625%, 2/15/2027 (n)		480,000	493,200
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		312,000	338,520
Mastercard, Inc., 3.85%, 3/26/2050		100,000	125,802
Match Group, Inc., 5%, 12/15/2027 (n)		555,000	591,769
Match Group, Inc., 4.625%, 6/01/2028 (n)		1,015,000	1,068,805
Realogy Group LLC, 9.375%, 4/01/2027 (n)		960,000	998,400
Service Corp. International, 3.375%, 8/15/2030		429,000	437,142
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		605,000	617,100
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)		2,000,000	596,081
			$7,586,303
Containers – 2.6%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	300,000	$357,275
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$645,000	662,738
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		880,000	915,534
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)		490,000	520,625
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)		345,000	363,841
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		690,000	724,500
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,295,000	1,376,740
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		810,000	844,385
DS Smith PLC, 0.875%, 9/12/2026	EUR	150,000	177,481
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$600,000	611,580
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)		270,000	289,575
Reynolds Group, 5.125%, 7/15/2023 (n)		395,000	400,807
Reynolds Group, 7%, 7/15/2024 (n)		297,000	304,609
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	872,100
Silgan Holdings, Inc., 4.125%, 2/01/2028		665,000	689,106
Trivium Packaging Finance B.V., 3.75%, 8/15/2026	EUR	365,000	447,812
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$600,000	660,000
			$10,218,708

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$400,000	$430,059
CommScope Technologies LLC, 6%, 6/15/2025 (n)		462,000	473,647
CommScope Technologies LLC, 5%, 3/15/2027 (n)		695,000	689,788
			$1,593,494
Electronics – 1.4%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	100,000	$122,016
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$355,000	393,740
Broadcom, Inc., 4.7%, 4/15/2025		133,000	152,025
Broadcom, Inc., 3.15%, 11/15/2025		250,000	270,853
Broadcom, Inc., 4.15%, 11/15/2030		83,000	93,568
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		269,000	289,848
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,250,000	1,291,012
Intel Corp., 3.7%, 7/29/2025		105,000	119,657
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		800,000	876,000
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,480,000	1,609,189
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		210,000	221,550
			$5,439,458
Emerging Market Quasi-Sovereign – 5.4%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		$746,684	$833,494
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,074,000	1,086,083
Banco del Estado de Chile, 3.875%, 2/08/2022		600,000	623,971
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)		207,000	207,261
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	250,000	301,590
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$960,000	1,034,854
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		400,000	400,459
China Development Bank, 3.45%, 9/20/2029	CNY	32,910,000	4,710,274
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		$600,000	641,215
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,093,148
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	638,676
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	409,035
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		500,000	551,910
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		200,000	210,008
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	1,168,990
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,316,000	1,286,017
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		1,007,000	1,106,693
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,062,000	1,192,095
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		904,000	890,530
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		250,000	266,250
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	584,834
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,270,226
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		500,000	621,258
			$21,128,871
Emerging Market Sovereign – 8.2%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	539,000	$616,741
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	317,658
Arab Republic of Egypt, 8.5%, 1/31/2047		1,025,000	1,050,440
Dominican Republic, 5.95%, 1/25/2027		489,000	523,963
Dominican Republic, 5.875%, 1/30/2060 (n)		1,155,000	1,105,335
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		798,000	857,930
Government of Jamaica, 7.875%, 7/28/2045		279,000	366,048
Government of Ukraine, 7.75%, 9/01/2026		700,000	738,416
Government of Ukraine, 7.253%, 3/15/2033 (n)		495,000	494,089
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	3,449,000	5,080,237
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$350,000	419,128
Republic of Angola, 9.375%, 5/08/2048		454,000	373,306
Republic of Argentina, 5.875%, 1/11/2028 (a)		1,000,000	443,510

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Colombia, 3%, 1/30/2030		$819,000	$843,570
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,050,907
Republic of Croatia, 1.125%, 6/19/2029		727,000	883,321
Republic of Croatia, 1.5%, 6/17/2031		773,000	952,163
Republic of Estonia, 0.125%, 6/10/2030		458,000	551,473
Republic of Ghana, 8.125%, 3/26/2032 (n)		$305,000	288,835
Republic of Guatemala, 5.375%, 4/24/2032 (n)		200,000	234,500
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	960,760
Republic of Hungary, 7.625%, 3/29/2041		470,000	838,057
Republic of Indonesia, 4.35%, 1/11/2048		800,000	947,600
Republic of Kenya, 8%, 5/22/2032 (n)		778,000	797,738
Republic of Panama, 4.5%, 4/01/2056		203,000	263,598
Republic of Paraguay, 4.95%, 4/28/2031 (n)		280,000	323,400
Republic of Paraguay, 6.1%, 8/11/2044 (n)		300,000	400,200
Republic of Paraguay, 5.4%, 3/30/2050 (n)		900,000	1,133,109
Republic of Peru, 2.392%, 1/23/2026		33,000	34,716
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	1,202,246
Republic of South Africa, 8%, 1/31/2030	ZAR	26,950,000	1,463,941
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		$446,000	365,720
Republic of Turkey, 4.25%, 3/13/2025		695,000	641,110
Republic of Turkey, 4.875%, 10/09/2026		516,000	474,075
Russian Federation, 4.75%, 5/27/2026		800,000	919,907
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,148,300
Russian Federation, 5.1%, 3/28/2035 (n)		200,000	248,725
State of Qatar, 4%, 3/14/2029 (n)		200,000	233,898
State of Qatar, 3.75%, 4/16/2030 (n)		390,000	454,147
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	933,951
United Mexican States, 4.5%, 4/22/2029		800,000	902,000
United Mexican States, 4.75%, 4/27/2032		271,000	310,566
			$32,189,334
Energy - Independent – 2.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$226
Apache Corp., 4.875%, 11/15/2027		215,000	219,812
Apache Corp., 4.375%, 10/15/2028		870,000	863,440
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		690,000	681,168
Jagged Peak Energy LLC, 5.875%, 5/01/2026		420,000	428,400
Laredo Petroleum, Inc., 10.125%, 1/15/2028		130,000	92,625
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,007,000	1,047,411
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		552,000	575,178
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		535,000	530,988
Matador Resources Co., 5.875%, 9/15/2026		310,000	269,700
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	462,480
Noble Energy, Inc., 4.2%, 10/15/2049		220,000	267,854
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		425,000	439,875
Southwestern Energy Co., 6.45%, 1/23/2025		271,200	270,522
Southwestern Energy Co., 7.5%, 4/01/2026		307,600	313,752
Southwestern Energy Co., 7.75%, 10/01/2027		45,000	46,017
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	1,059,000
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	332,554
			$7,901,002
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$487,000	$545,115
Eni S.p.A., 1.25%, 5/18/2026	EUR	100,000	125,107
Eni S.p.A., 4.25%, 5/09/2029 (n)		$200,000	224,699
Exxon Mobil Corp., 2.61%, 10/15/2030		242,000	263,234
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	100,000	120,318
OMV AG, 0.75%, 6/16/2030		82,000	98,172

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
OMV AG, 2.5%, 12/31/2099	EUR	100,000	$119,216
Shell International Finance B.V., 3.75%, 9/12/2046		$236,000	270,674
			$1,766,535
Entertainment – 0.8%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		$215,000	$213,925
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		605,000	595,925
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		280,000	191,800
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)		330,000	331,650
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)		320,000	352,581
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		130,000	98,150
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		690,000	669,093
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		420,000	454,524
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)		320,000	312,000
			$3,219,648
Financial Institutions – 2.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$375,000	$349,893
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	320,000	412,943
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$350,000	242,375
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		415,000	403,460
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		576,000	532,254
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	123,466
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		750,000	772,500
GE Capital International Funding Co., 3.373%, 11/15/2025		382,000	405,382
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		2,060,000	1,194,800
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	372,211
Grand City Properties S.A., 2.5%, 10/24/2069		100,000	119,415
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$415,000	440,029
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/2028 (n)		268,000	282,124
Navient Corp., 5.5%, 1/25/2023		450,000	462,964
Navient Corp., 5%, 3/15/2027		425,000	409,063
OneMain Financial Corp., 6.875%, 3/15/2025		550,000	616,000
OneMain Financial Corp., 7.125%, 3/15/2026		340,000	390,148
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,000,000	986,089
Springleaf Finance Corp., 8.875%, 6/01/2025		332,000	374,330
Springleaf Finance Corp., 5.375%, 11/15/2029		125,000	132,969
			$9,022,415
Food & Beverages – 2.2%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	100,000	$128,094
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	218,010
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	148,020
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		430,000	450,425
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	186,024
Constellation Brands, Inc., 4.4%, 11/15/2025		177,000	206,549
Constellation Brands, Inc., 3.15%, 8/01/2029		204,000	222,033
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		745,000	770,144
Danone S.A., 2.589%, 11/02/2023 (n)		353,000	372,671
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	100,000	132,889
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		$1,500,000	1,661,250
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		171,000	174,420
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		475,000	527,687
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,130,000	1,179,200
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)		113,000	124,347
PepsiCo, Inc., 3.875%, 3/19/2060		236,000	301,023
Performance Food Group Co., 5.5%, 10/15/2027 (n)		625,000	651,563
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		510,000	541,875
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		305,000	309,575

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)		$280,000	$296,100
			$8,601,899
Forest & Paper Products – 0.1%
Graphic Packaging International LLC, 3.5%, 3/15/2028 (n)		$265,000	$269,637
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	100,000	132,257
			$401,894
Gaming & Lodging – 3.2%
Boyd Gaming Corp., 6.375%, 4/01/2026		$470,000	$489,980
Boyd Gaming Corp., 4.75%, 12/01/2027		465,000	462,735
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)		535,000	512,193
CCM Merger, Inc., 6%, 3/15/2022 (n)		725,000	721,375
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)		160,000	168,000
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		269,000	281,778
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		574,000	608,440
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		640,000	659,200
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,400,000	1,414,000
Las Vegas Sands Corp., 3.9%, 8/08/2029		101,000	102,165
Marriott International, Inc., 5.75%, 5/01/2025		91,000	102,194
Marriott International, Inc., 4.625%, 6/15/2030		74,000	81,107
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		645,000	677,250
MGM Resorts International, 6.75%, 5/01/2025		640,000	684,800
Scientific Games Corp., 8.25%, 3/15/2026 (n)		235,000	240,875
Scientific Games International, Inc., 7%, 5/15/2028 (n)		235,000	230,352
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		1,085,000	1,109,412
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		730,000	728,175
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		133,000	134,024
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,390,000	1,442,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		940,000	930,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		260,000	253,240
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		375,000	379,313
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		300,000	292,500
			$12,705,833
Industrial – 0.4%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	100,000	$122,637
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	100,000	129,051
Grainger PLC, 3%, 7/03/2030		100,000	137,143
Investor AB, 1.5%, 6/20/2039	EUR	100,000	130,548
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$365,000	366,673
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		537,000	543,498
			$1,429,550
Insurance – 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$227,000	$266,137
American International Group, Inc., 3.875%, 1/15/2035		225,000	261,659
Argentum Zurich Insurance, 3.5%, 10/01/2046	EUR	100,000	135,739
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		150,000	194,307
Bupa Finance PLC, 4.125%, 6/14/2035	GBP	100,000	142,202
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	100,000	119,256
Credit Agricole Assurances S.A., 2%, 7/17/2030		100,000	121,668
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2060		100,000	120,566
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		205,000	250,721
			$1,612,255

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.4%
Centene Corp., 5.375%, 6/01/2026 (n)		$745,000	$785,975
Centene Corp., 4.25%, 12/15/2027		460,000	480,700
UnitedHealth Group, Inc., 3.5%, 8/15/2039		100,000	116,354
			$1,383,029
Insurance - Property & Casualty – 1.2%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$375,000	$380,625
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		920,000	975,200
AssuredPartners, Inc., 7%, 8/15/2025 (n)		215,000	220,913
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		234,000	247,478
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		406,000	447,484
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		140,000	149,100
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		202,000	226,791
Hub International Ltd., 7%, 5/01/2026 (n)		1,280,000	1,328,000
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	134,450
Progressive Corp., 4.125%, 4/15/2047		$111,000	144,036
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	200,000	275,622
Willis North America, Inc., 3.875%, 9/15/2049		$250,000	288,842
			$4,818,541
International Market Quasi-Sovereign – 0.3%
Aeroports de Paris, 1%, 1/05/2029	EUR	100,000	$119,243
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		100,000	118,106
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		45,000	57,396
Electricite de France S.A., 2%, 10/02/2030		100,000	133,941
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 7/22/2049	GBP	100,000	144,369
Groupe ADP (Republic of France), 2.125%, 10/02/2026	EUR	100,000	129,574
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		125,000	148,984
La Banque Postale (Republic of France), 0.5% to 6/17/2025, FLR (EURIBOR - 3mo. + 0.88%) to 6/17/2026		100,000	119,292
Ontario Teachers' Finance Trust, 0.5%, 5/06/2025		140,000	170,835
			$1,141,740
International Market Sovereign – 12.7%
Belgium Kingdom, 1.45%, 6/22/2037	EUR	515,000	$735,653
Commonwealth of Australia, 2.5%, 5/21/2030	AUD	949,000	797,910
Commonwealth of Australia, 2.75%, 6/21/2035		3,208,000	2,821,641
Commonwealth of Australia, 3.25%, 6/21/2039		713,000	666,951
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	203,500
Government of France, 0.75%, 5/25/2052 (n)	EUR	346,024	428,132
Government of Japan, 2.4%, 3/20/2037	JPY	467,850,000	5,868,058
Government of Japan, 0.5%, 6/20/2038		79,500,000	764,691
Government of Japan, 0.4%, 3/20/2039		52,700,000	496,778
Government of Japan, 2.3%, 3/20/2040		61,000,000	778,645
Government of New Zealand, 1.5%, 5/15/2031	NZD	3,237,000	2,374,262
Government of New Zealand, 2.75%, 4/15/2037		1,111,000	943,170
Kingdom of Spain, 1.85%, 7/30/2035	EUR	1,534,000	2,119,145
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	8,440,000	1,039,959
Kingdom of Sweden, 0.125%, 5/12/2031 (n)		10,195,000	1,173,672
Republic of Cyprus, 1.5%, 4/16/2027	EUR	1,281,000	1,616,119
Republic of Cyprus, 0.625%, 1/21/2030		2,323,000	2,705,704
Republic of Cyprus, 2.75%, 2/26/2034		1,217,000	1,708,384
Republic of France, 1.25%, 5/25/2036		1,048,000	1,456,880
Republic of France, 1.5%, 5/25/2050		1,586,000	2,372,509
Republic of Iceland, 8%, 6/12/2025	ISK	68,182,000	625,745
Republic of Iceland, 0.625%, 6/03/2026	EUR	100,000	122,024
Republic of Iceland, 5%, 11/15/2028	ISK	30,450,000	258,068
Republic of Italy, 0.35%, 2/01/2025	EUR	6,655,000	7,919,810
Republic of Italy, 0.95%, 8/01/2030		862,000	1,014,987

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, 1.45%, 3/01/2036	EUR	850,000	$1,008,316
Republic of Portugal, 2.25%, 4/18/2034		275,000	395,705
Republic of Portugal, 4.1%, 4/15/2037		367,000	659,527
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	400,000	564,310
United Kingdom Treasury, 1.75%, 9/07/2037		3,231,000	5,015,269
United Kingdom Treasury, 1.75%, 1/22/2049		679,000	1,104,069
			$49,759,593
Local Authorities – 0.7%
Province of Alberta, 0.5%, 4/16/2025	EUR	190,000	$233,039
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	267,704
Province of British Columbia, 2.3%, 6/18/2026		370,000	306,266
Province of British Columbia, 2.2%, 6/18/2030		555,000	460,250
Province of Ontario, 2.05%, 6/02/2030		1,358,000	1,106,358
Province of Saskatchewan, 3.05%, 12/02/2028		550,000	480,480
			$2,854,097
Machinery & Tools – 0.1%
Clark Equipment Co., 5.875%, 6/01/2025 (n)		$540,000	$567,675
Major Banks – 2.2%
Bank of America Corp., 3.5%, 4/19/2026		$400,000	$453,825
Bank of New York Mellon Corp., 2.95%, 1/29/2023		414,000	438,750
Bankinter S.A., 0.875%, 7/08/2026	EUR	100,000	117,953
Barclays PLC, 7.875%, 12/29/2049		$800,000	836,978
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028	EUR	200,000	245,598
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026		100,000	122,332
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		100,000	122,776
Credit Suisse Group AG, 1.25%, 7/17/2025		150,000	184,342
Credit Suisse Group AG, 2.25% to 6/09/2027, FLR (GBP Government Yield - 1yr. + 2.23%) to 6/09/2028	GBP	100,000	137,890
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$800,000	880,960
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	100,000	123,601
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		100,000	115,044
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$238,000	244,255
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	304,345
JPMorgan Chase & Co., 2.95%, 10/01/2026		201,000	222,735
JPMorgan Chase & Co., 3.54%, 5/01/2028		291,000	328,593
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		350,000	357,227
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		119,000	138,251
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	251,007
NatWest Markets PLC, 2.75%, 4/02/2025		200,000	260,839
Royal Bank of Scotland Group PLC, 3.622% to 8/14/2025, FLR (GBP Government Yield - 5yr. + 3.55%) to 8/14/2030	GBP	100,000	141,096
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$439,000	497,018
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	200,000	238,304
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$239,000	241,689
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		740,000	818,780
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		350,000	364,157
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	147,000	176,395
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		250,000	302,186
			$8,666,926
Medical & Health Technology & Services – 4.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$230,209
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,174,000	1,241,740
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		400,000	431,000
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)		215,000	218,225
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		1,020,000	1,042,950
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		105,000	107,100
Cigna Corp., 4.125%, 11/15/2025		201,000	232,462

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
DaVita, Inc., 4.625%, 6/01/2030 (n)		$433,000	$455,191
DaVita, Inc., 3.75%, 2/15/2031 (n)		918,000	909,463
Encompass Health Corp., 5.75%, 9/15/2025		425,000	439,577
HCA, Inc., 5.375%, 2/01/2025		2,175,000	2,448,528
HCA, Inc., 5.875%, 2/15/2026		1,060,000	1,213,700
HCA, Inc., 5.625%, 9/01/2028		125,000	148,664
HCA, Inc., 3.5%, 9/01/2030		840,000	884,225
HCA, Inc., 5.125%, 6/15/2039		103,000	128,036
HealthSouth Corp., 5.125%, 3/15/2023		910,000	916,825
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		585,000	561,969
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		710,000	741,950
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,410,000	1,484,173
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		135,000	172,903
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		210,000	209,475
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		155,000	167,056
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		625,000	634,562
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		300,000	282,663
ProMedica Toledo Hospital, ”B“, 6.015%, 11/15/2048		142,000	203,783
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)		400,000	426,000
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		815,000	880,200
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	100,000	121,847
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		$455,000	466,375
			$17,400,851
Medical Equipment – 0.8%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	150,000	$192,589
Boston Scientific Corp., 0.625%, 12/01/2027		100,000	117,845
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$940,000	982,831
Hologic, Inc., 4.375%, 10/15/2025 (n)		260,000	265,369
Teleflex, Inc., 4.875%, 6/01/2026		380,000	397,100
Teleflex, Inc., 4.625%, 11/15/2027		1,075,000	1,142,188
			$3,097,922
Metals & Mining – 2.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$260,137
Arconic Corp., 6%, 5/15/2025 (n)		375,000	397,500
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		520,000	535,600
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)		490,000	500,412
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027		465,000	426,638
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	705,069
Constellium N.V., 5.875%, 2/15/2026 (n)		275,000	281,515
Constellium SE, 5.625%, 6/15/2028 (n)		250,000	258,125
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	203,250
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	200,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		470,000	529,925
Freeport-McMoRan, Inc., 5%, 9/01/2027		755,000	798,884
Freeport-McMoRan, Inc., 4.375%, 8/01/2028		435,000	457,837
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		580,000	635,100
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		905,000	923,118
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,689,000	1,670,624
Novelis Corp., 5.875%, 9/30/2026 (n)		1,110,000	1,159,728
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)		245,000	89,425
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		285,000	255,431
TMS International Corp., 7.25%, 8/15/2025 (n)		935,000	793,207
			$11,081,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 3.4%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$982,000	$1,077,755
Cheniere Energy Partners LP, 5.25%, 10/01/2025	2,140,000	2,166,750
Cheniere Energy Partners LP, 4.5%, 10/01/2029	415,000	432,637
Cosan Ltd., 5.5%, 9/20/2029 (n)	907,000	927,870
DCP Midstream Operating LP, 5.125%, 5/15/2029	335,000	352,588
EnLink Midstream Partners LP, 4.85%, 7/15/2026	160,000	140,800
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	167,000	177,229
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	161,000	176,295
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,415,000	1,465,572
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	160,000	141,200
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	640,700	541,635
MPLX LP, 4.5%, 4/15/2038	170,000	180,616
Peru LNG, 5.375%, 3/22/2030	1,358,000	1,041,355
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	166,000	165,432
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	183,000	201,256
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	193,000	220,829
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	570,000	572,964
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	450,000	473,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,000,000	1,032,500
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	365,000	403,325
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	260,000	262,959
Western Midstream Operating LP, 5.05%, 2/01/2030	930,000	952,087
		$13,107,279
Mortgage-Backed – 5.9%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$29,944	$34,068
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	110,217	127,051
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	50,514	59,140
Fannie Mae, 3.5%, 12/01/2047 - 5/01/2049	195,299	214,256
Fannie Mae, 2.5%, 3/01/2050 - 7/01/2050	222,497	236,912
Fannie Mae, 3%, 7/01/2050 - 9/01/2050	694,933	735,216
Fannie Mae, TBA, 2%, 1/11/2028 - 10/01/2050	975,000	1,008,805
Fannie Mae, TBA, 2.5%, 9/01/2035 - 10/01/2050	2,575,000	2,701,988
Fannie Mae, TBA, 3%, 9/01/2035 - 9/01/2050	1,750,000	1,839,652
Fannie Mae, TBA, 1.5%, 8/01/2050	225,000	230,304
Fannie Mae, TBA, 3.5%, 9/01/2050	1,371,574	1,446,850
Fannie Mae, TBA, 4%, 9/01/2050	1,775,000	1,891,831
Freddie Mac, 0.263%, 2/25/2025 (i)	38,000,000	277,518
Freddie Mac, 1.482%, 3/25/2027 (i)	448,000	36,737
Freddie Mac, 3.117%, 6/25/2027	338,000	384,928
Freddie Mac, 0.26%, 2/25/2028 (i)	36,576,000	429,088
Freddie Mac, 0.426%, 2/25/2028 (i)	15,572,000	361,565
Freddie Mac, 0.248%, 4/25/2028 (i)	15,983,000	174,827
Freddie Mac, 3.9%, 4/25/2028	340,000	408,922
Freddie Mac, 3.926%, 7/25/2028	3,400,000	4,103,162
Freddie Mac, 4.06%, 10/25/2028	1,738,000	2,118,980
Freddie Mac, 1.218%, 7/25/2029 (i)	1,890,371	160,225
Freddie Mac, 1.916%, 4/25/2030 (i)	845,640	130,926
Freddie Mac, 1.985%, 4/25/2030 (i)	731,897	117,377
Freddie Mac, 1.766%, 5/25/2030 (i)	896,340	129,905
Freddie Mac, 1.906%, 5/25/2030 (i)	2,034,877	315,756
Freddie Mac, 1.436%, 6/25/2030 (i)	821,458	96,957
Freddie Mac, 3.424%, 4/25/2032	300,000	354,803
Freddie Mac, 6%, 8/01/2034	38,382	45,028
Freddie Mac, 3%, 5/01/2050	97,084	106,076
Ginnie Mae, 3%, 4/20/2050 - 8/20/2050	969,542	1,023,189
Ginnie Mae, TBA, 3%, 9/01/2050	525,000	552,809
Ginnie Mae, TBA, 3.5%, 9/01/2050	650,000	684,049
Ginnie Mae, TBA, 4%, 9/01/2050	350,000	372,764

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 7/15/2053		$175,000	$184,144
			$23,095,808
Municipals – 0.7%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, 6%, 7/01/2027		$20,000	$20,519
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		215,000	243,731
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), ”A“, 3.229%, 5/15/2050		530,000	619,697
New Jersey Economic Development Authority State Pension Funding Rev., ”A“ , NATL, 7.425%, 2/15/2029		499,000	624,558
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028		346,000	406,135
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, AGM, 4.65%, 8/15/2030		221,000	256,720
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022		95,000	95,456
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), NATL, 9.12%, 6/01/2022		255,000	261,375
			$2,528,191
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$219,926
ENGIE S.A., 0.5%, 10/24/2030	EUR	100,000	119,656
Naturgy Finance B.V., 1.25%, 1/15/2026		200,000	250,629
NiSource, Inc., 3.6%, 5/01/2030		$183,000	211,222
			$801,433
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$339,480
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		267,000	262,998
			$602,478
Network & Telecom – 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		$400,000	$418,840
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		445,000	459,552
Verizon Communications, Inc., 2.625%, 8/15/2026		127,000	139,978
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	130,000	156,017
			$1,174,387
Oil Services – 0.2%
ChampionX Corp., 6.375%, 5/01/2026		$460,000	$434,700
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)		545,000	54,500
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		365,000	147,825
Halliburton Co., 5%, 11/15/2045		148,000	162,849
			$799,874
Oils – 0.8%
Neste Oyj, 1.5%, 6/07/2024	EUR	200,000	$244,700
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,450,000	1,529,837
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		735,000	697,875
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)		400,000	337,300
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	445,699
			$3,255,411
Other Banks & Diversified Financials – 1.2%
AIB Group PLC, 1.25%, 5/28/2024	EUR	200,000	$243,455
Bangkok Bank Public Co. Ltd., 3.733%, 9/25/2034		$750,000	754,795
Belfius Bank S.A., 0.375%, 9/02/2025	EUR	100,000	119,117
Belfius Bank S.A., 0.375%, 2/13/2026		300,000	356,140
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	100,000	136,486
Deutsche Bank AG, 1.375%, 9/03/2026	EUR	200,000	237,615
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	278,476
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	200,000	273,327

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	100,000	$124,894
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		225,000	283,642
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	150,000	199,328
JSC Kazkommertsbank, 5.5%, 12/21/2022		$724,566	723,059
KBC Group N.V., 0.375% to 6/16/2026, FLR (EURIBOR - 3mo. + 0.72%) to 6/16/2027	EUR	100,000	120,549
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		100,000	121,576
UBS AG, 5.125%, 5/15/2024		$447,000	491,700
Virgin Money UK PLC, 2.875% to 6/24/2024, FLR (EUR Swap Rate - 1yr. + 3.25%) to 6/24/2025	EUR	100,000	120,295
			$4,584,454
Personal Computers & Peripherals – 0.1%
NCR Corp., 5.75%, 9/01/2027 (n)		$215,000	$225,750
NCR Corp., 5%, 10/01/2028 (n)		270,000	272,176
			$497,926
Pharmaceuticals – 1.2%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)		$276,000	$275,310
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		2,375,000	2,443,281
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		265,000	261,688
Bayer AG, 1.375%, 7/06/2032	EUR	100,000	121,781
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)		$572,000	583,268
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)		168,000	178,080
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		380,000	405,650
Takeda Pharmaceutical Co. Ltd., 1.375%, 7/09/2032	EUR	162,000	199,732
Upjohn Finance B.V., 1.362%, 6/23/2027		100,000	123,203
			$4,591,993
Pollution Control – 0.3%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)		$215,000	$216,479
GFL Environmental, Inc., 7%, 6/01/2026 (n)		369,000	387,450
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		225,000	244,771
Republic Services, Inc., 1.45%, 2/15/2031		284,000	280,244
			$1,128,944
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)		$1,060,000	$1,054,700
Meredith Corp., 6.875%, 2/01/2026		600,000	521,212
Wolters Kluwer N.V., 0.75%, 7/03/2030	EUR	111,000	133,452
			$1,709,364
Railroad & Shipping – 0.2%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		$311,000	$349,875
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		550,000	579,563
			$929,438
Real Estate - Apartment – 0.1%
Camden Property Trust, 2.8%, 5/15/2030		$66,000	$72,402
Mid-America Apartment Communities, 1.7%, 2/15/2031		218,000	214,461
			$286,863
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,135,000	$1,191,750
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		475,000	502,313
			$1,694,063
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$165,000	$164,063
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		250,000	265,577
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	150,000	179,808

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
Merlin Properties SOCIMI S.A., REIT, 2.375%, 7/13/2027	EUR	100,000	$120,963
			$730,411
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$195,000	$197,513
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		568,000	516,880
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	125,000	153,739
			$868,132
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$273,000	$293,523
Realty Income Corp., REIT, 3.25%, 1/15/2031		230,000	255,364
Regency Centers Corp., 3.7%, 6/15/2030		339,000	373,149
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		85,000	88,074
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		262,000	263,750
			$1,273,860
Restaurants – 0.2%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$815,000	$693,769
Retailers – 0.5%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		$359,000	$356,308
EG Global Finance PLC, 6.75%, 2/07/2025 (n)		400,000	413,500
L Brands, Inc., 9.375%, 7/01/2025 (n)		78,000	90,854
L Brands, Inc., 5.25%, 2/01/2028		885,000	849,600
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		310,000	314,650
			$2,024,912
Specialty Chemicals – 0.4%
Covestro AG, 0.875%, 2/03/2026	EUR	34,000	$41,507
Koppers, Inc., 6%, 2/15/2025 (n)		$549,000	564,097
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		827,000	864,521
			$1,470,125
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$415,000	$414,054
Penske Automotive Group Co., 5.375%, 12/01/2024		455,000	463,581
Penske Automotive Group Co., 5.5%, 5/15/2026		515,000	536,244
PetSmart, Inc., 7.125%, 3/15/2023 (n)		395,000	397,919
PetSmart, Inc., 8.875%, 6/01/2025 (n)		190,000	197,220
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	100,000	123,612
			$2,132,630
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024		$291,000	$300,370
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		440,000	452,100
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		870,000	915,675
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		45,000	48,600
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	222,321
			$1,939,066
Supranational – 0.5%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	230,000	$282,842
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	181,114
West African Development Bank, 4.7%, 10/22/2031		$200,000	211,000
West African Development Bank, 4.7%, 10/22/2031 (n)		1,055,000	1,113,025
			$1,787,981

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 3.7%
Altice France S.A., 7.375%, 5/01/2026 (n)		$1,090,000	$1,157,199
Altice France S.A., 5.875%, 2/01/2027	EUR	445,000	570,701
Altice France S.A., 8.125%, 2/01/2027 (n)		$875,000	975,625
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	210,000
Altice France S.A., 6%, 2/15/2028 (n)		450,000	450,000
American Tower Corp., REIT, 3.5%, 1/31/2023		200,000	213,707
American Tower Corp., REIT, 4%, 6/01/2025		250,000	283,737
Crown Castle International Corp., 1.35%, 7/15/2025		99,000	100,504
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	177,529
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	404,000
Millicom International Cellular S.A., 5.125%, 1/15/2028		706,000	739,535
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	120,869
SBA Communications Corp., 4.875%, 9/01/2024		895,000	919,344
SBA Communications Corp., 3.875%, 2/15/2027 (n)		1,231,000	1,277,716
Sprint Capital Corp., 6.875%, 11/15/2028		1,135,000	1,449,962
Sprint Corp., 7.125%, 6/15/2024		275,000	319,608
Sprint Corp., 7.625%, 3/01/2026		2,295,000	2,822,425
Tele2 AB Co., 2.125%, 5/15/2028	EUR	200,000	261,298
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		$330,000	364,624
T-Mobile USA, Inc., 6.5%, 1/15/2026		625,000	654,297
T-Mobile USA, Inc., 5.375%, 4/15/2027		910,000	980,525
			$14,453,205
Telephone Services – 0.0%
Iliad S.A., 2.375%, 6/17/2026	EUR	100,000	$120,755
Tobacco – 0.3%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	100,000	$133,779
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	164,000	210,309
Imperial Brands Finance PLC, 1.375%, 1/27/2025		150,000	183,499
Vector Group Ltd., 6.125%, 2/01/2025 (n)		$285,000	289,275
Vector Group Ltd., 10.5%, 11/01/2026 (n)		505,000	524,801
			$1,341,663
Transportation - Services – 0.4%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	100,000	$141,129
Deutsche Bank AG, 0.375%, 5/20/2026	EUR	153,000	184,483
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$120,000	170,551
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	100,000	118,114
Q-Park Holding I B.V., 2%, 3/01/2027		380,000	416,062
Transurban Finance Co., 1.75%, 3/29/2028		100,000	123,596
Vinci S.A., 3.75%, 4/10/2029 (n)		$303,000	360,112
			$1,514,047
U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		$9,526,000	$13,347,935
U.S. Treasury Bonds, 3%, 2/15/2048		121,000	164,343
U.S. Treasury Bonds, 2.25%, 8/15/2049		115,500	137,431
U.S. Treasury Bonds, 2.375%, 11/15/2049		4,160,000	5,082,025
U.S. Treasury Notes, 2.375%, 5/15/2029		217,000	249,457
			$18,981,191
Utilities - Electric Power – 3.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,161,206
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		398,000	395,058
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	100,000	120,969
Clearway Energy Operating LLC, 5.75%, 10/15/2025		$2,210,000	2,342,600
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		285,000	298,537
Duke Energy Corp., 3.75%, 9/01/2046		115,000	132,931

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Duke Energy Corp., 4.2%, 6/15/2049		$302,000	$371,151
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		200,000	222,567
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		206,000	223,510
FirstEnergy Corp., 2.65%, 3/01/2030		178,000	183,267
Georgia Power Co., 3.7%, 1/30/2050		156,000	177,254
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	281,929
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	596,078
National Grid PLC, 1.125%, 7/07/2028	GBP	150,000	202,015
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		$1,125,000	1,198,125
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	387,837
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		1,105,000	1,179,411
PG&E Corp., 5%, 7/01/2028		690,000	688,275
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	255,021
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		819,928	894,268
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		255,000	258,825
TerraForm Power Operating Co., 5%, 1/31/2028 (n)		920,000	1,022,244
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	540,462
			$13,133,540
Utilities - Water – 0.0%
Severn Trent Utilities Finance PLC, 2%, 6/02/2040	GBP	100,000	$138,639
Total Bonds			$473,000,750
Common Stocks – 1.3%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)		110,829	$205,506
Energy - Independent – 0.0%
Frontera Energy Corp.		16,354	$34,298
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		615	$173,750
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF		54,000	$4,591,620
Total Common Stocks			$5,005,174
Floating Rate Loans (r) – 0.2%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.905%, 9/18/2026		$98,944	$97,069
WMG Acquisition Corp., Term Loan F, 2.281%, 11/01/2023		63,697	62,333
			$159,402
Cable TV – 0.0%
CSC Holdings LLC, Term Loan B5, 2.658%, 4/15/2027		$102,485	$98,941
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.057%, 6/01/2024		$151,734	$147,615
Element Solutions, Inc., Term Loan B1, 2.156%, 1/31/2026		102,227	99,863
			$247,478
Computer Software - Systems – 0.0%
SS&C Technologies, Inc., Term Loan B5, 1.906%, 4/16/2025		$102,213	$99,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.906%, 8/12/2026	$102,229	$100,120
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	102,193	101,849
		$201,969
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.933%, 11/27/2025	$94,171	$92,111
Total Floating Rate Loans		$899,019
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	274	$34
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	274	3
Total Warrants				$37

Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	17,721,181	$17,721,181
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover Index – October 2020 @ EUR 475	Put	Merrill Lynch International	$12,066,965	EUR9,300,000	$22,096
Other – 0.1%
U.S. Treasury 10 yr – September 2022 @ $1.75	Put	Merrill Lynch International	$20,100,000	$20,100,000	$200,800
Total Purchased Options					$222,896
Other Assets, Less Liabilities – (26.8)%	(105,104,945)
Net Assets – 100.0%	$391,744,112
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,721,181 and $479,127,876, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $216,713,766, representing 55.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$482,712	$226
MF1 CLO Ltd., 2020-FL3, ”AS“, FLR, 3.011% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	428,000	430,140
Total Restricted Securities			$430,366
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
Derivative Contracts at 8/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	252,000	USD	182,400	Citibank N.A.	10/16/2020	$3,488
AUD	5,108,000	USD	3,650,337	JPMorgan Chase Bank N.A.	10/16/2020	117,593
CAD	7,561,121	USD	5,679,696	Goldman Sachs International	10/16/2020	117,853
CAD	4,990,000	USD	3,758,175	JPMorgan Chase Bank N.A.	10/16/2020	67,948
CAD	268,801	USD	201,546	State Street Bank Corp.	10/16/2020	4,559
CNH	800,000	USD	114,668	Citibank N.A.	10/16/2020	1,768
DKK	31,438	USD	4,809	Merrill Lynch International	10/16/2020	235
EUR	390,109	USD	462,303	Barclays Bank PLC	10/16/2020	3,686
EUR	700,725	USD	816,304	Brown Brothers Harriman	10/16/2020	20,717

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
EUR	1,163,575	USD	1,374,157	Citibank N.A.	10/16/2020	$15,742
EUR	398,055	USD	461,704	Credit Suisse Group	10/16/2020	13,776
EUR	663,491	USD	757,854	Goldman Sachs International	10/16/2020	34,692
EUR	1,756,081	USD	2,029,039	JPMorgan Chase Bank N.A.	10/16/2020	68,613
EUR	312,213	USD	370,745	Merrill Lynch International	10/16/2020	2,197
EUR	1,861,778	USD	2,200,812	UBS AG	10/16/2020	23,097
GBP	207,446	USD	265,439	Barclays Bank PLC	10/16/2020	11,941
GBP	423,220	USD	549,686	Citibank N.A.	10/16/2020	16,210
GBP	95,987	USD	120,899	JPMorgan Chase Bank N.A.	10/16/2020	7,447
GBP	538,398	USD	676,135	Merrill Lynch International	10/16/2020	43,768
GBP	137,000	USD	180,921	UBS AG	10/16/2020	2,265
JPY	62,751,125	USD	587,286	State Street Bank Corp.	10/16/2020	5,522
JPY	35,997,552	USD	335,901	UBS AG	10/16/2020	4,167
KRW	1,340,000,000	USD	1,120,317	Barclays Bank PLC	10/06/2020	7,731
KRW	18,240,500	USD	15,021	JPMorgan Chase Bank N.A.	9/14/2020	334
MXN	23,327,180	USD	1,015,121	JPMorgan Chase Bank N.A.	10/16/2020	45,225
NOK	8,501,000	USD	916,839	Brown Brothers Harriman	10/16/2020	56,563
NOK	35,539,000	USD	3,771,837	HSBC Bank	10/16/2020	297,533
NZD	2,797,446	USD	1,828,831	JPMorgan Chase Bank N.A.	10/16/2020	55,407
SGD	2,142	USD	1,543	Citibank N.A.	10/16/2020	31
USD	129,113	EUR	108,040	Merrill Lynch International	10/16/2020	59
USD	426,041	ZAR	7,206,776	HSBC Bank	10/16/2020	2,913
						$1,053,080
Liability Derivatives
COP	1,644,269,000	USD	450,176	Citibank N.A.	9/16/2020	$(11,076)
COP	2,467,656,000	USD	675,700	JPMorgan Chase Bank N.A.	9/16/2020	(16,716)
JPY	38,143,738	USD	364,099	BNP Paribas S.A.	10/16/2020	(3,757)
KRW	750,000,000	USD	634,303	Barclays Bank PLC	10/06/2020	(2,933)
MXN	16,557,000	USD	754,293	Goldman Sachs International	10/16/2020	(1,687)
SEK	8,153,000	USD	943,796	JPMorgan Chase Bank N.A.	10/16/2020	(759)
USD	7,343,058	AUD	10,512,294	Goldman Sachs International	10/16/2020	(411,364)
USD	643,253	AUD	917,410	UBS AG	10/16/2020	(33,477)
USD	2,002,029	CAD	2,682,066	Goldman Sachs International	10/16/2020	(54,466)
USD	6,664,972	CAD	9,071,094	HSBC Bank	10/16/2020	(290,361)
USD	4,855,862	CNH	34,177,000	Citibank N.A.	10/16/2020	(118,414)
USD	1,070,117	COP	4,111,925,000	Goldman Sachs International	9/16/2020	(27,967)
USD	53,922,846	EUR	47,310,339	Citibank N.A.	10/16/2020	(2,589,723)
USD	2,365,966	EUR	2,040,328	Goldman Sachs International	10/16/2020	(71,221)
USD	176,038	EUR	150,000	JPMorgan Chase Bank N.A.	10/16/2020	(3,138)
USD	112,507	EUR	99,588	JPMorgan Chase Bank N.A.	10/23/2020	(6,470)
USD	557,046	EUR	477,637	Merrill Lynch International	10/16/2020	(13,496)
USD	118,139	EUR	99,768	NatWest Markets PLC	10/16/2020	(1,035)
USD	823,881	EUR	702,503	UBS AG	10/16/2020	(15,264)
USD	14,345,278	GBP	11,357,738	Goldman Sachs International	10/16/2020	(841,408)
USD	307,367	GBP	241,135	JPMorgan Chase Bank N.A.	10/16/2020	(15,060)
USD	330,841	GBP	260,238	UBS AG	10/16/2020	(17,128)
USD	7,382,704	JPY	790,366,459	Citibank N.A.	10/16/2020	(83,865)
USD	1,823,459	JPY	195,000,000	Goldman Sachs International	10/16/2020	(18,700)
USD	217,477	NOK	1,926,000	Brown Brothers Harriman	10/16/2020	(3,058)
USD	3,759,843	NZD	5,710,000	Citibank N.A.	10/16/2020	(86,163)
USD	2,733,668	NZD	4,169,000	Goldman Sachs International	10/16/2020	(74,389)
USD	1,289,809	NZD	1,959,422	UBS AG	10/16/2020	(29,971)
USD	2,357,253	SEK	21,472,993	JPMorgan Chase Bank N.A.	10/16/2020	(126,474)
USD	683,670	SEK	5,938,056	UBS AG	10/16/2020	(3,170)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,000,386	ZAR	17,593,000	Goldman Sachs International	10/16/2020	$(32,542)
						$(5,005,252)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	25	$2,893,012	December – 2020	$8,165
Euro-Buxl 30 yr	Short	EUR	1	258,861	September – 2020	3,384
Japan Government Bond 10 yr	Short	JPY	6	8,587,452	September – 2020	28,240
Long Gilt 10 yr	Short	GBP	41	7,399,460	December – 2020	3,697
U.S. Treasury Note 10 yr	Short	USD	360	50,130,000	December – 2020	56,697
						$100,183
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	239	$38,397,916	September – 2020	$(149,077)
Euro-Bund 10 yr	Short	EUR	96	20,112,437	September – 2020	(228,494)
U.S. Treasury Bond	Long	USD	39	6,853,031	December – 2020	(30,557)
U.S. Treasury Note 2 yr	Short	USD	80	17,675,625	December – 2020	(6,819)
U.S. Treasury Note 5 yr	Short	USD	125	15,753,906	December – 2020	(11,183)
U.S. Treasury Ultra Bond	Long	USD	44	9,719,875	December – 2020	(65,533)
U.S. Treasury Ultra Note 10 yr	Short	USD	29	4,623,688	December – 2020	(18,519)
						$(510,182)
At August 31, 2020, the fund had cash collateral of $4,100,000 and other liquid securities with an aggregate value of $1,402,611 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,591,620	$37	$173,750	$4,765,407
Mexico	—	205,506	—	205,506
Canada	34,298	—	—	34,298
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	19,181,991	—	19,181,991
Non - U.S. Sovereign Debt	—	106,007,519	—	106,007,519
Municipal Bonds	—	2,528,191	—	2,528,191
U.S. Corporate Bonds	—	235,837,601	—	235,837,601
Residential Mortgage-Backed Securities	—	23,095,808	—	23,095,808
Commercial Mortgage-Backed Securities	—	5,944,264	—	5,944,264
Asset-Backed Securities (including CDOs)	—	5,930,084	—	5,930,084
Foreign Bonds	—	74,698,188	—	74,698,188
Floating Rate Loans	—	899,019	—	899,019
Mutual Funds	17,721,181	—	—	17,721,181
Total	$22,347,099	$474,328,208	$173,750	$496,849,057
Other Financial Instruments
Futures Contracts – Assets	$100,183	$—	$—	$100,183
Futures Contracts – Liabilities	(510,182)	—	—	(510,182)
Forward Foreign Currency Exchange Contracts – Assets	—	1,053,080	—	1,053,080
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,005,252)	—	(5,005,252)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/19	$311,061
Change in unrealized appreciation or depreciation	(137,311)
Balance as of 8/31/20	$173,750
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2020 is $(137,311). At August 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,417,155	$126,060,065	$118,751,427	$(3,340)	$(1,272)	$17,721,181
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$99,160	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.